SCHEDULE OF COMPENSATION EXPENSE FOR STOCK OPTION (Details) - Stardust Power Inc [Member] - USD ($)	1 Months Ended			3 Months Ended	10 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
General and administrative expenses				$ 59,599	$ 58,536
Number of shares, Unvested				288,333
Weighted Average Grant Date Fair Value - Unvested				$ 2.62
Number of shares, Granted	495,000	495,000			495,000
Weighted Average Grant Date Fair Value - Granted					$ 2.99
Number of shares, Vested				(3,333)	(6,667)
Weighted Average Grant Date Fair Value - Vested				$ 3.50	$ 3.50
Number of shares, Forfeited					(200,000)
Weighted Average Grant Date Fair Value - Forfeited					$ 3.50
Number of shares, Unvested				285,000	288,333
Weighted Average Grant Date Fair Value - Unvested				$ 2.62	$ 2.62